Accounts Receivable, Net (Details) - Schedule of the allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of the allowance for doubtful accounts [Abstract]
At the beginning of the year	$ 307,026	$ 337,894
Decrease in allowance for doubtful accounts	(27,696)	(26,880)
Foreign exchange difference	18,894	(3,988)
At the end of the year	$ 298,224	$ 307,026